Earnings Per Share Antidilutive (Details) shares in Millions	12 Months Ended
	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Jul. 31, 2013 USD ($)	Jun. 30, 2012 EUR (€)
Convertible Senior Notes Due 2013 $575 Million 2.5% [Member]
Anti-dilutive securities:
Debt instrument, interest rate percentage	2.50%
Face amount of senior convertible notes | $				$ 575,000,000.0
Convertible Senior Unsecured Note Due 2013 €500 Million 0.0% [Member]
Anti-dilutive securities:
Face amount of senior convertible notes | €					€ 500,000,000
RSUs, stock options and SOSARs
Anti-dilutive securities:
Anti-dilutive security (in shares) | shares	0.1	0.0	0.1